Long-term Debt Long-term Debt - Trust and Hybrid Securities Outstanding (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Junior subordinated notes
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 6,781
Junior subordinated notes | Capital Trust VI
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 27
Per Annum Interest Rate of the Notes	5.63%
Junior subordinated notes | Capital Trust VII
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 7
Per Annum Interest Rate of the Notes	5.25%
Junior subordinated notes | Capital Trust VIII
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 540
Per Annum Interest Rate of the Notes	6.00%
Junior subordinated notes | Capital Trust XI
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 678
Per Annum Interest Rate of the Notes	6.63%
Junior subordinated notes | Capital Trust XV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 1
Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	136
Junior subordinated notes | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	106
Junior subordinated notes | Capital Trust V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	82
Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	55
Junior subordinated notes | Capital Trust IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	106
Junior subordinated notes | Capital Trust B
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	73
Junior subordinated notes | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 206
Per Annum Interest Rate of the Notes	8.05%
Junior subordinated notes | Capital IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 515
Per Annum Interest Rate of the Notes	6.75%
Junior subordinated notes | Capital V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 1,496
Per Annum Interest Rate of the Notes	7.00%
Junior subordinated notes | Capital Trust I
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 1,051
Per Annum Interest Rate of the Notes	6.45%
Junior subordinated notes | Capital Trust II
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 951
Per Annum Interest Rate of the Notes	6.45%
Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	$ 751
Per Annum Interest Rate of the Notes	7.375%
Junior subordinated notes | 3-Month London Interbank Offered Rate (LIBOR) | Capital Trust XV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.80%
Junior subordinated notes | 3-Month London Interbank Offered Rate (LIBOR) | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.55%
Junior subordinated notes | 3-Month London Interbank Offered Rate (LIBOR) | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.57%
Junior subordinated notes | 3-Month London Interbank Offered Rate (LIBOR) | Capital Trust V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	1.00%
Junior subordinated notes | 3-Month London Interbank Offered Rate (LIBOR) | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.75%
Junior subordinated notes | 3-Month London Interbank Offered Rate (LIBOR) | Capital Trust IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.60%
Junior subordinated notes | 3-Month London Interbank Offered Rate (LIBOR) | Capital Trust B
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.80%
Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	$ 6,699
Capital Trust VI | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	27
Capital Trust VII | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	6
Capital Trust VIII | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	524
Capital Trust XI | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	658
Capital Trust XV | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	1
Capital Trust III | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	131
Capital III | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	103
Capital Trust V | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	79
Capital Trust III | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	53
Capital Trust IV | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	102
Capital Trust B | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	70
Capital III | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	200
Capital IV | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	500
Capital V | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	1,495
Capital Trust I | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	1,050
Capital Trust II | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	950
Capital Trust III | Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	$ 750